DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2026
Discontinued Operations
SCHEDULE OF DISCONTINUED OPERATIONS

The below are the data of operating results attributed to the discontinued operations:

	Three months ended March 31,
	2026	2025

Revenues	$-	$427
Cost of revenues	-	(381)
Gross profit	-	46

Expenses:
General and administration expenses	-	1,000
Operating loss	-	(954)

Other expense	-	-
Financial expense	-	35
Loss before taxes on income	-	(1,841)
Income tax expense	-	-
Net loss for the year from discontinued operations	$-	$(989)

	Three months ended
	March 31,
	2026	2025

Net cash flows provided by (used by) discontinued operations

From operating activities	$-	$309
From investing activities	-	(44)
From financing activities	-	(111)
	$-	$154